Company Information - Unwinding of the three forward contracts (Details) - Foreign currency forwards $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) contract	May 14, 2021 USD ($)	Dec. 31, 2020 USD ($)
Foreign currency forwards contract
Number of contracts expired | contract	3
Total amount of loan | $	$ 60	$ 60	$ 60